SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On April 3, 2026, the state of Wyoming recorded formation of a new class of preferred stock designated as Series D Convertible Preferred Stock, with 5,000,000 shares authorized and a par value of $0.001 per share. The Series D Convertible Preferred Stock has a one-year lockup period from the date of issuance and is convertible into shares of common stock at a ratio of ten shares of common stock for each share of Series D Convertible Preferred Stock. The Series D Convertible Preferred Stock also has voting rights equivalent to the common stock on an as-converted basis. On March 18, 2026, the board of the Company approved the formation of this stock and then on March 25, 2026 approved the issuance of this stock effective as of March 31, 2026, for three shareholders to convert an aggregate of 19,404,168 shares of common stock into 1,940,417 shares of Series D Convertible Preferred Stock. As such, this transaction was included in the Company’s March 31, 2026 unaudited consolidated statements of stockholders’ deficit.

On April 6, 2026, Dan Leboffe resigned from the Company’s Board of Directors and joined the Company’s newly created Advisory Board. Also on April 6, 2026, the Company announced the creation of its Advisory Board and appointed Brian Feingold and Dan Leboffe as members. Mr. Leboffe, the Company’s former Chief Financial Officer and former director, transitioned to the Advisory Board. Mr. Feingold has over 30 years of experience across emerging technologies and global markets, including strategic alliances, mergers and acquisitions, capital formation, and electrical engineering.

On April 7, 2026, the Company appointed Brianna Stoecklein, Chief Executive Officer of AirPower USA, to the Company’s Board of Directors. Ms. Stoecklein’s appointment is intended to support the Company’s strategic alignment with its exclusive AirPower manufacturing and distribution agreement. In addition, the Company provided AirPower USA 5.5M common shares of stock and 40K shares of Series A Preferred stock as collateral on the agreement.

On April 15, 2026, the Company borrowed $55,000 from a commercial lender at 7% interest rate and the ability of the lender at any time after issuance of the note to have the ability to convert at the lesser of 10 cents a share or 70% of the lowest traded price of the common stock on the OTCQB on any trading day during the twenty (20) trading days prior to the respective conversion date. In addition, the Company gave the lender 366,667 warrants priced at $0.15.

On April 30,2026, Deborah Casper-Stone resigned as CFO and Dan Leboffe was reinstated as CFO.

On May 5, 2026, the parties agreed to expand the distribution territory of CETI in consideration for 55 million shares of common stock held in reserve until completion of due diligence scheduled for July 2026.

May 5, 2026, for the AirPower agreement, the parties have agreed that the five year term will not begin until July 2026 and therefore any monies paid so far will be considered deposits.

On May 6, 2026, the Company borrowed $25,000 from an individual with a promise to pay back a total of $50,000 within twenty days. As of May 26, 2026, this loan is in default and is accruing a $300/day late penalty fee.

On May 11, 2026, the Company entered into a Sale of Future Receipts Agreement with Essentia Funding pursuant to which the Company received gross proceeds of $20,000. After deduction of a $2,000 origination fee, the Company received net proceeds of $18,000. Under the agreement, the Company sold $30,000 of future receivables and agreed to remit a specified percentage of future receipts until the purchased amount has been delivered. As an unintended consequence of taking out this loan, the Company violated the terms of a prior loan and is in the process of resolving the issue.

On May 28, 2026, the Company approved the issuance of 200K of Series D Convertible Preferred stock to Dan Leboffe, CFO, 20K of Series D Convertible Preferred stock to Brook Brost, office manager and 25K of Series D Convertible Preferred stock to Donald Gritten, director.

On June 17, 2026, the Company received notice of default on one of its loan for failure to file its 10-Q on a timely basis. Since the Company is close to filing its 10-Q, it is in conversation with the lender to resolve the issue.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 19, 2026, the date the consolidated financial statements were available to be issued. The following subsequent events were identified as potentially being material and requiring disclosure:

Subsequent to December 31, 2025, the Company entered into new loan arrangements with various lenders totaling $320,600. These borrowings consisted of the following:

•	a $35,000 loan repayable in equal weekly installments of $2,226 over 25 weeks;
•	a $110,000 convertible promissory note maturing on March 17, 2027, which is immediately convertible into shares of the Company’s common stock based on a variable conversion formula tied to market prices;
•	a $110,000 convertible promissory note maturing on March 30, 2027, which becomes convertible 165 days after issuance and includes variable conversion pricing based on market prices, with interest payable in shares of the Company’s common stock; and
•	three additional notes totaling $65,600 from Kim N Southworth, the wife of CETI’s CEO, consisting of: (i) a $28,000 note bearing interest at 25% per month for the first two months; (ii) a $17,600 note with an upfront loan fee of $2,000 plus $1,000 per month for two months; and (iii) a $20,000 note with an upfront loan fee of $2,000 plus $1,000 per month for two months.

On January 12, 2026, the Company commenced a Regulation A offering of up to 1,000,000,000 shares of common stock, par value $0.001 per share, at an offering price of $0.005 per share. On February 13, 2026, the Company reduced the offering price to $0.004 per share. On March 13, 2026, the Company terminated the Regulation A offering after raising $137,192.

On March 11, 2026, the Company issued one share of Special 2025 Series A Preferred Stock to Kim D. Southworth, the Company’s Chief Executive Officer. The Special 2025 Series A Preferred Stock was issued for voting control purposes.

On March 17, 2026, Dan Leboffe resigned as Chief Financial Officer, and Deborah Casper-Stone was appointed Chief Financial Officer. On April 30, 2026, Deborah Casper-Stone resigned as Chief Financial Officer, and Dan Leboffe was reinstated as Acting Chief Financial Officer.

On March 20, 2026, the Company entered into an Equity Purchase Agreement with Monroe Street Capital Partners, LP. Pursuant to the agreement, the Company has the right, but not the obligation, to sell to Monroe Street Capital Partners, LP up to $30,000,000 of the Company’s common stock from time to time during the commitment period, subject to the terms, conditions, limitations, and procedures set forth in the agreement.

On April 3, 2026, the Company created a new class of preferred stock designated as Series D Convertible Preferred Stock, with 5,000,000 shares authorized and a par value of $0.001 per share. The Series D Convertible Preferred Stock has a one-year lockup period from the date of issuance and is convertible into shares of common stock at a ratio of ten shares of common stock for each share of Series D Convertible Preferred Stock. The Series D Convertible Preferred Stock also has voting rights equivalent to the common stock on an as-converted basis. In 2026, three shareholders agreed to convert an aggregate of 19,404,168 shares of common stock into 1,940,417 shares of Series D Convertible Preferred Stock.

On April 6, 2026, Dan Leboffe resigned from the Company’s Board of Directors and joined the Company’s newly created Advisory Board. Also on April 6, 2026, the Company announced the creation of its Advisory Board and appointed Brian Feingold and Dan Leboffe as members. Mr. Leboffe, the Company’s former Chief Financial Officer and former director, transitioned to the Advisory Board. Mr. Feingold has over 30 years of experience across emerging technologies and global markets, including strategic alliances, mergers and acquisitions, capital formation, and electrical engineering.

On April 7, 2026, the Company appointed Brianna Stoecklein, Chief Executive Officer of AirPower USA, to the Company’s Board of Directors. Ms. Stoecklein’s appointment is intended to support the Company’s strategic alignment with its exclusive AirPower manufacturing and distribution agreement. In addition, the Company provided AirPower USA 5.5M common shares of stock and 40K shares of Series A Preferred stock as collateral on the agreement.